Indebtedness (Details Textual) $ in Thousands, $ in Thousands									1 Months Ended					12 Months Ended
		Dec. 06, 2019 CAD ($)	Dec. 06, 2019 USD ($)	Oct. 11, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Feb. 01, 2017	Jan. 31, 2017	Nov. 17, 2016 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 26, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)	Nov. 17, 2016 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 06, 2019 USD ($)	Nov. 17, 2019 USD ($)	Jan. 02, 2019	Jan. 02, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2017	Dec. 31, 2016 USD ($)	Nov. 17, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Payments of debt				$ 7,400										$ 28,082	$ 10,190	$ 42,867
Interest rate on notes				6.50%	6.50%
Borrowings before deferred financing costs														$ 3,713,192	3,853,883
Interest rate on borrowing														4.875%					4.65%
Deferred financing costs														$ 28,319	83,799
Senior secured credit facilities, description														For the Senior Secured Credit Facilities, the repayment is equal to one quarter of 1% of the value of the initial principal amount and is payable on a quarterly basis commencing on March 31, 2020. For the former senior secured credit facilities, from February 2017 to April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan as at the February 2017 loan amendment, and was payable on a quarterly basis. From April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan as at that date, and was payable on a quarterly basis.
Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Recognition of a loss											$ 2,800
Gain on repricing									$ 6,900
Payment on term loan												$ 50,000
Additional debt issue costs									$ 10,200
Term Loan B - U.S. Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Reduction of interest rate									2.50%
Term Loan B - U.S. Facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Reduction of interest rate									3.00%
Term Loan B - U.S. Facility [Member] | USD
Disclosure of detailed information about borrowings [line items]
Recognition of a loss												$ 2,800
Term Loan B - Canadian Facility [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing														1.84%								1.72%
Term Loan B - Canadian Facility [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing														2.04%								2.04%
Credit Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Payments of debt		$ 160,000
Senior secured credit facilities		$ 1,908,500
Revolving credit borrowings																	$ 200,000
Borrowings maturity date		The term loan facility matures in December 2026 while the revolving credit facility matures in December 2024.
Revolving credit facility		$ 1,300
Description credit agreement		This Credit Agreement was fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of USD$1,908.5 million and the USD$400 million 4.875% Senior Secured Notes.
Private Placement [Member]
Disclosure of detailed information about borrowings [line items]
Payments of debt		$ 6,600			$ 550,000								$ 500,000
Interest rate on notes		4.875%		6.50%	6.50%								8.875%
Maturity date		Jun. 30, 2027		Oct. 11, 2019	Oct. 11, 2019								Nov. 17, 2024
Description of notes		The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.		The 6.5% Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and 4.875% Senior Secured Notes. The 6.5% Senior Notes are governed by the 6.5% Senior Notes Indenture.	The 6.5% Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and 4.875% Senior Secured Notes. The 6.5% Senior Notes are governed by the 6.5% Senior Notes Indenture.								The 8.875% Senior Notes were subordinated to Telesat Canada’s secured indebtedness and were governed under the 8.875% Senior Notes indenture. With the net proceeds from the 6.5% Senior Notes offering, along with available cash on hand, all outstanding amounts, including redemption premium and discounted interest to November 15, 2019, were repaid on October 11, 2019, on the USD$500 million 8.875% Senior Notes.
Senior secured credit facilities		$ 400,000																$ 2,430,000
Revolving credit borrowings																		$ 200,000
Senior secured credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing														4.875%
Description of each tranche mandatory principal repayment requirements						From February 1, 2017 to April 26, 2018, the repayment was equal to one quarter of 1% of the value of the loan at the time of the amendment, February 1, 2017, and is payable on a quarterly basis. As at April 26, 2018, the repayment is equal to one quarter of 1% of the value of the loan at the time of the amendment, April 26, 2018, and is payable on a quarterly basis.	Up to February 1, 2017, this repayment was equal to one quarter of 1% of the initial aggregate principal amount and is payable on a quarterly basis.
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Dec. 31, 2026
Borrowings amount		1,908,500
Borrowings before deferred financing costs															$ 3,172,033
Description of interest rate basis								(i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, but not less than 0.75%, plus an applicable margin of 2.50%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 2.00%.
Weighted average effective interest rate															5.83%	4.86%
Interest rate floors															$ 18,601
Gain on repricing										$ 6,900
Reduction of interest rate										2.50%
Senior secured credit facilities, description			(i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. The weighted average effective interest rate was 4.73% for the 25-day period ended December 31, 2019.
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs																					$ 2,399,686		$ 2,423,925
Senior secured credit facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Dec. 31, 2024
Revolving credit facility																	$ 200,000
Borrowings before deferred financing costs
Description of interest rate basis								Bear interest at a floating rate plus an applicable margin ranging from 1.50% to 2.00% for prime rate and Alternative Base Rate (“ABR”) loans and ranging from 2.50% to 3.00% for Bankers Acceptance (“BA”) and Eurodollar loans.
Percentage of unused commitment fee								0.40%
Drawings related to letters of credit															300	$ 200
Senior secured credit facilities, description			For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2019, other than $0.1 million in drawings related to letters of credit, there were no borrowings under this facility.
Senior secured credit facilities [Member] | IFRS 9, Financial Instruments [Member]
Disclosure of detailed information about borrowings [line items]
Net gain on repricing/repayment																				$ 36,100
Senior secured credit facilities [Member] | IFRS 9, Financial Instruments [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing						3.00%
Previous interest rate on borrowing						3.75%
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Payments of debt			$ 500,000
Interest rate on notes			8.875%
Description of notes			The weighted average effective interest rate for the 284-day period ended October 11, 2019 was 8.80% (Year ended December 31, 2018 — 8.80%). The 8.875% Senior Notes were paid in full to the indenture trustee on October 11, 2019.
Borrowings before deferred financing costs	[1]														$ 681,850
Net loss resulting from write off of refinancing								$ 31,900
Weighted average effective interest rate															8.80%
Initial fair value impact of prepayment option at inception date															$ 8,700
Liability amortized															6,900	7,800
Prepayment options														$ 27,926	6,928
8.875% Senior Notes [Member] | USD
Disclosure of detailed information about borrowings [line items]
Borrowings before deferred financing costs																								$ 500,000
8.875% Senior Notes [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Deferred financing costs															$ 83,800
Former Senior Secured Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowing														8.875%
Former Senior Secured Credit Facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings amount		2,430,000
Former senior secured credit facilities, description			(i) LIBOR as periodically determined for interest rate periods selected by Telesat in accordance with the terms of the former senior secured credit facilities, but not less than 0.75%, plus an applicable margin of 2.50%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 2.00%. The weighted average effective interest rate for the 340-day period ended December 6, 2019 was 6.00% (Year ended December 31, 2018 — 5.83%).
Former Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Dec. 31, 2024
Revolving credit facility		$ 200,000
Percentage of unused commitment fee								0.50%
Former senior secured credit facilities, description			For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 1.50% to 2.00% was applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 2.50% to 3.00% was applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility varied depending upon the results of the first lien leverage ratio. The Revolving Facility had an unused commitment fee of 40 basis points. As at December 31, 2018, other than $0.3 million in drawings related to letters of credit, there were no borrowings under this facility.
6.0% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Payments of debt			$ 550,000
Interest rate on notes			6.50%
Maturity date			Oct. 31, 2027
Description of notes			(i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the 81-day period ended December 31, 2019 was 6.27%.
Interest rate on borrowing														6.50%
Initial fair value impact of premiums																$ 7,000
4.875% Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Payments of debt			$ 400,000
Interest rate on notes			4.875%
Maturity date			Jun. 30, 2027
Description of notes			The weighted average effective interest rate for the 25-day period ended December 31, 2019 was 4.76%.
Interest rate on borrowing														4.875%
6.5% Senior Notes and 4.875% Senior Secured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Senior secured credit facilities, description			(i) The U.S. TLB Facility, Senior Notes and Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $28.3 million as at December 31, 2019. The deferred financing costs are amortized using the effective interest method. (ii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $17.4 million as at December 31, 2019. (iii) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Former senior secured credit facilities, description			(i) The former U.S. TLB Facility and 8.875% Senior Notes were presented on the balance sheet net of related deferred financing costs as at December 31, 2018 of $83.8 million. The unamortized deferred financing costs for the 8.875% Senior Notes as at October 11, 2019 and the unamortized deferred financing costs for the former U.S. TLB Facility as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness. (ii) The indenture agreement for the 8.875% Senior Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, in November 2016, of the prepayment option related to the 8.875% Senior Notes was an $8.7 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $6.9 million as at December 31, 2018. Any unamortized prepayment option as at October 11, 2019, was written off against the loss on refinancing upon the repayment of the indebtedness. (iii) The initial fair value impact, in November 2016, of the interest rate floor on the former U.S. TLB Facility was a decrease to the indebtedness of $25.6 million. This asset is subsequently amortized using the effective interest method and had a carrying amount of $18.6 million as at December 31, 2018. Any unamortized interest rate floors as at December 6, 2019, were written off against the loss on refinancing upon the repayment of the indebtedness. (iv) The former U.S. TLB Facility was presented on the balance sheet net of the net loss/gain on repricing/repayment of $34.2 million as at December 31, 2018. The net gain on repricing/repayment arose from the following: • In connection with the adoption of IFRS 9, a gain on repricing of $36.1 million was recorded as a reduction of the indebtedness, effective January 1, 2018; • In connection with the $50 million U.S. dollars voluntary repayment in March 2018, a loss on repayment of $2.8 million was recorded as an increase to the indebtedness; and • In connection with the amendment to the Senior Secured Credit Facilities in April 2018, a gain on repricing of $6.9 million was recorded as a reduction of indebtedness.

[1]	The former Senior Notes bore interest at an annual rate of 8.875% (8.875% Senior Notes) with interest paying having been made in May and November annually. The total balance of the 8.875% Senior Notes was USD$500 million. The weighted average effective interest rate for the 284-day period ended October 11, 2019 was 8.80% (Year ended December 31, 2018 - 8.80%). The 8.875% Senior Notes were paid in full to the indenture trustee on October 11, 2019. The indenture agreement for the 8.875% Senior Notes contained provisions for certain prepayment options (Note 28) which were fair valued at the time of debt issuance. The initial fair value impact, in November 2016, of the prepayment option related to the 8.875% Senior Notes was an $8.7 million increase to the indebtedness. This liability was subsequently amortized using the effective interest method and had a carrying amount of $6.9 million as at December 31, 2018. Any unamortized prepayment option as at October 11, 2019, were written off against loss on refinancing upon repayment of the indebtedness.